COMMITMENTS	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

(3)	COMMITMENTS

(a)	Related Party Transactions

Transactions with Stockholders Known by the Company to Own 5% or More of the Company’s Common Stock

On October 4, 2021, the Company entered into agreements with accredited investors for the sale and purchase of 312,500 shares of our common stock, $0.01 par value, at a per unit price of $4.80 per share. We received $1,500,000 in gross proceeds from the offering.

The placement proceeds were used to partially fund the business acquisition of the Lighthouse division. In compliance with the registration rights agreement entered into with the investors, on January 31, 2022 the Company filed a registration statement for the shares with the Securities and Exchange Commission which became effective on February 11, 2022. Ms. Sandra Pessin acquired 156,250 shares in this placement for $750,000 or $4.80 per share, and at that time Ms. Pessin was an owner of more than 5% of the Company’s outstanding common stock.

Acquisition Earn Out Obligations

As partial consideration for the July 2019 acquisition of the Ross Optical division the Company agreed to pay $500,000 as an earn-out contingent upon the satisfaction of certain financial thresholds consisting of mutually agreed upon revenue and gross margin targets of the Ross Optical division over a term of three years, beginning on July 1, 2019, at a rate of up to $166,667 per year. As of June 30, 2023, the full $500,000 has been paid.

As of June 30, 2023, the earn-out liabilities of $1,500,000 associated with the Lighthouse acquisition were written off to other income due to the Lighthouse division not achieving the minimum gross margin targets.

(b)	Bank Financing Activities

Bank Line of Credit

On October 4, 2021, the Company entered into a Loan Agreement with Main Street Bank of Marlborough, Massachusetts, which provided for a $2,600,000 Term Loan and a $250,000 Revolving Line of Credit Loan Facility, which was increased to $500,000 effective May 17, 2022, and $1,250,000 effective June 2, 2023. The $1,250,000 line of credit is due on demand and had no borrowings outstanding at June 30, 2023. Borrowings under the line of credit bear interest payable monthly at the prime lending rate plus 1.5% per annum and shall not be less than 4.75% per annum. Borrowings under the line of credit are limited to the borrowing base comprised of a percentage of accounts receivable and inventory and are secured by all the assets of the Company.

Long-Term Debt

Long-term debt consists of the following at June 30, 2023:

Amount
Term Loan Note payable to Main Street Bank with monthly principal payments of $30,952.38 plus interest at the prime lending rate plus 1.5% per annum. Secured by all assets of the Company, and subject to certain periodic reporting to the bank, an annual minimum debt service coverage ratio of 1.20:1 commencing with the fiscal year ending June 30, 2023, and other conditions. The Term Loan Note matures on October 15, 2028	$1,980,952

Permanent Working Capital Loan payable to Main Street Bank with monthly principal payments of $12,500.00 plus interest at a fixed rate of 8.625% per annum. Secured by all assets of the Company, and subject to certain periodic reporting to the bank, an annual minimum debt service coverage ratio of 1.20:1 commencing with the fiscal year ending June 30, 2023, and other conditions. The Term Loan Note matures on June 15, 2028	750,000

Less current maturities	(513,259)
Less debt issuance costs, net of accumulated amortization of $6,190.75	(41,713)
Long-term debt, net of current portion of debt issuance costs	$2,175,980

At June 30, 2023 principal payments due on Long Term Debt are as follows:

Fiscal Year Ending June 30:
2024	$513,259
2025	513,259
2026	513,259
2027	513,259
2028	513,259
Thereafter	164,657
Total long term debt	$2,730,952

(c)	Lease Obligation

In March 2021 the Company entered into a five-year capital lease in the amount of $161,977 for manufacturing equipment. In January 2020, the Company entered into a five-year capital lease for $47,750 for manufacturing equipment. The net book value of fixed assets under capital lease obligations as of June 30, 2023 is $104,208.

On July 1, 2019 the Company entered into a three-year operating lease for its facility in El Paso, Texas, and in February 2022 the Company entered into an extension of the lease for an additional three years through June 2025. Remaining minimum lease payments at June 30, 2023 total $86,480. Total rent expense including base rent and common area expenses was $67,534 and $62,822 during the fiscal years ended June 30, 2023 and 2022, respectively. On October 4, 2021 the Company assumed the remaining term of the Windham Maine lease as part of the Lighthouse acquisition. The lease expires on July 31, 2025. Remaining minimum lease payments at June 30, 2023 total $271,957. Total rent expense including base rent and common area expenses was $141,351 and $105,051 during the fiscal year ended June 30, 2023 and 2022, respectively. Included in the accompanying balance sheet at June 30, 2023 is a right-of-use asset of $358,437 and current and long-term right-of-use operating lease liabilities of $168,677 and $189,760, respectively.

At June 30, 2023 future minimum lease payments under the capital lease and operating lease obligations are as follows:

Fiscal Year Ending June 30:	Capital Leases	Operating Lease
2024	$48,619	$182,652
2025	43,920	183,775
2026	28,024	11,477
Total Minimum Payments	120,563	$377,904
Less: amount representing interest	8,872
Present value of minimum lease payments	111,691
Less: current portion	43,209
	$68,482

The Company’s operating leases for its Gardner, Massachusetts office, production and storage spaces plus an equipment lease have expired and are continuing on a month-to-month tenant at will basis. Rent expense on these operating leases was $191,088 and $203,355 for the fiscal years ended June 30, 2023 and 2022, respectively.